United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: 10/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2020

Share Class | Ticker	Institutional | FIHBX	R6 | FIHLX

Federated Hermes Institutional High Yield Bond Fund
(formerly, Federated Institutional High Yield Bond Fund)
Fund Established 2002

A Portfolio of Federated Hermes Institutional Trust
(formerly, Federated Institutional Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Institutional High Yield Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2019 through October 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Institutional High Yield Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2020, was 3.39% for the Institutional Shares and 3.29% for Class R6 Shares. The 3.39% total return for the Fund’s Institutional Shares for the reporting period consisted of 5.54% of taxable dividends and -2.15% of depreciation in the net asset value of shares. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),1 a broad-based securities market index, was 3.42% during the same period. The total return of the Lipper High Yield Funds Average (LHYFA),2 the peer group for the Fund, was 1.91% during the same period. The Fund’s and LHYFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BBHY2%ICI were: (1) the allocation among industry sectors and (2) the selection of individual securities.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BBHY2%ICI.
MARKET OVERVIEW
The dominant theme impacting the high-yield3 market during the reporting period was the global spread of the novel coronavirus known as COVID-19 and its impact on the U.S. economy and the global economy. As the seriousness of the virus became apparent in the early part of calendar year 2020, riskier assets such as high-yield bonds4 plummeted in value, especially in the early part of March. As protective measures were put in place leading to a reduction in cases and deaths, financial markets began the long road to recovery aided by substantial monetary policy stimulus. As the reporting period came to an end, the global number of infections began to increase again, but financial markets seemed to be handling the news better than earlier in the reporting period as progress toward a vaccine and lower mortality rates gave investors hope that the worst impact of the virus was past. Also, the reduction in economic activity and disagreements among global producers resulted in lower oil prices which pressured the energy sector of the high-yield market. Overall default rates spiked higher in response to energy issuers experiencing a great uptick in distress. The impact of these factors can be seen in the movement of the yield spread between the Credit Suisse High Yield Bond Index5 and U.S. Treasury securities of comparable maturities, which began the period at 472 basis points (bp), declined to 388 bp in mid-January 2020, skyrocketed to over 1,400 bp in late March 2020 before declining to end the reporting period at 574 bp.
Annual Shareholder Report
1

Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI included: Diversified Manufacturing, Banking, Chemicals, Wireless Telecommunications and Automotive. Major industry sectors that substantially underperformed the overall BBHY2%ICI included: Oil Field Services, Leisure, Independent Energy, Aerospace & Defense and Media & Entertainment. From a credit quality perspective, the higher quality “BB”-rated sector led the way during the reporting period with a total return of 6.54% followed by the “B”-rated sector with a total return of 1.93%. The credit sensitive “CCC”-rated sector had a negative total return of -3.09% during the reporting period.
Sector Allocation
During the reporting period, the Fund was negatively impacted by its sector allocation. This was mainly the result of an underweight position to the Independent and Integrated Energy sectors in the second quarter of 2020. While Independent Energy was an underperformer across the entire period under review, it was a major outperformer in the second quarter led by a large number of companies that were downgraded from investment-grade at the end of March at very depressed prices. These issuers substantially rebounded after entering the high-yield index and were not owned by the Fund during that period of outperformance. The Fund was also negatively impacted by its overweight position to the poor-performing Media & Entertainment sector and its underweight position to the outperforming Food & Beverage, Wireline Telecommunications, Banking and Home Construction sectors.
The Fund benefited from its underweight position to the poor-performing Oil Field Services, Aerospace & Defense, Services, Leisure, Refining and Airlines sectors. Also, the Fund’s overweight position to the strong performing Healthcare, Packaging, Property & Casualty and Midstream sectors aided performance.
Security Selection
During the reporting period, the Fund was positively affected by security selection. This was especially true in the Oil Field Services, Healthcare, Cable & Satellite, Packaging, Aerospace & Defense, Property & Casualty, Leisure, Technology, Metals & Mining, Electric Utilities and Restaurant industry sectors. Specific Fund holdings that positively impacted performance relative to the BBHY2%ICI included: Antero Midstream, Flex Acquisition, Endo Pharmaceutical, Rackspace Technology and MPH Acquisition.
The Fund was negatively affected by security selection in the Independent Energy, Retail, Media & Entertainment and Food & Beverage sectors. Specific Fund holdings that negatively impacted performance relative to the BBHY2%ICI included: Party City, Callon Energy, Oasis Petroleum, Sesi LLC and Diamond Sports.
Annual Shareholder Report
2

Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.

Please see the footnotes to the line graphs below for definitions of, and further information about, the LHYFA.
3
High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Institutional High Yield Bond Fund (the “Fund”) from October 31, 2010 to October 31, 2020, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI)2 and the Lipper High Yield Funds Average (LHYFA).3 The Average Annual Total Return Table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2020
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2020
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Institutional Shares	3.39%	5.85%	6.32%
Class R6 Shares[4]	3.29%	5.85%	6.28%
BBHY2%ICI	3.42%	6.31%	6.25%
LHYFA	1.91%	4.97%	5.14%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI and the LHYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.

The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.

The Fund’s R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares adjusted to reflect the expenses of R6 Shares for each year for which the Fund’s R6 expenses would have exceeded the actual expenses paid by the Fund’s Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2020, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Cable Satellite	8.0%
Midstream	7.4%
Health Care	7.3%
Technology	6.6%
Media Entertainment	6.5%
Packaging	5.7%
Automotive	4.9%
Independent Energy	4.7%
Insurance - P&C	4.3%
Gaming	3.9%
Other[3]	33.9%
High Yield Bond Portfolio	1.4%
Cash Equivalents[4]	5.0%
Other Assets and Liabilities - Net[5]	0.4%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2%
Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the
BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2020
Principal Amount or Shares		Value
	CORPORATE BONDS— 92.9%
	Aerospace/Defense— 1.3%
$ 35,250,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$36,792,364
16,525,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	16,509,714
19,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	20,012,453
15,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	15,434,641
13,000,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	12,975,625
18,525,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	18,096,146
4,750,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	4,912,403
	TOTAL	124,733,346
	Automotive— 5.0%
29,225,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	28,015,962
3,575,000	Adient US LLC, 144A, 7.000%, 5/15/2026	3,819,405
5,325,000	Adient US LLC, 144A, 9.000%, 4/15/2025	5,862,559
24,200,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	24,411,750
6,550,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	6,937,564
13,550,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	14,107,244
14,475,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	15,026,859
4,600,000	Dana, Inc., 5.625%, 6/15/2028	4,836,141
2,850,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	2,947,969
925,000	Dana, Inc., Sr. Unsecd. Note, 5.500%, 12/15/2024	940,609
8,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	8,429,094
12,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	12,265,313
7,750,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	7,740,313
13,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	13,240,406
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	23,896,390
12,300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	12,130,875
4,733,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	4,780,330
12,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	13,129,180
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	9,380,859
25,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	26,468,000
15,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	16,331,401
25,750,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	25,979,432
15,500,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	15,069,952
8,700,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	8,588,640
3,575,000	IAA Spinco Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	3,764,922
10,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	11,081,611
6,975,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	7,400,894
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Automotive— continued
$ 25,850,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	$27,565,664
23,675,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	23,882,156
1,050,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	1,098,563
59,275,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	61,930,520
25,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	25,641,562
	TOTAL	466,702,139
	Banking— 0.1%
11,350,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	12,912,322
	Building Materials— 2.3%
8,650,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	8,812,188
34,200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	35,546,625
40,525,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	41,208,859
8,900,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	9,108,482
31,975,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	33,293,969
18,775,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	18,297,811
10,400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	10,727,964
600,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	627,750
34,025,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	35,152,078
18,600,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	19,099,875
	TOTAL	211,875,601
	Cable Satellite— 8.0%
11,950,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	12,629,656
3,350,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	3,444,638
17,150,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	17,800,157
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	4,452,006
9,700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	9,815,188
53,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	54,949,781
28,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	29,900,144
38,075,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	40,096,782
11,975,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	12,621,650
11,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	11,722,385
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Cable Satellite— continued
$ 8,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	$9,319,304
11,450,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	11,958,151
19,625,000		CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsecd. Note, 144A, 4.500%, 5/1/2032	20,287,344
15,250,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	15,860,000
4,625,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	4,453,921
29,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	30,431,622
23,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	23,250,896
23,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,994,287
35,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	37,888,620
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,556,975
22,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	24,556,000
11,600,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	12,404,750
20,450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	20,603,375
12,150,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	12,256,313
24,250,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	25,735,312
16,625,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	16,600,227
14,875,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	9,222,500
7,950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	4,981,470
14,100,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	8,301,375
11,650,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	11,751,938
28,775,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	29,616,956
4,500,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	4,646,025
5,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,874,204
12,100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,631,916
13,900,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	15,155,518
35,200,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	37,153,600
15,025,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	14,968,656
6,000,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	6,253,350
9,575,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	9,740,169
9,850,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	10,539,500
12,775,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	12,806,938
5,275,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	5,426,656
3,800,000		Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,947,250
17,560,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	18,250,898
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Cable Satellite— continued
$ 28,275,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	$29,388,328
	TOTAL	744,246,731
	Chemicals— 2.6%
7,775,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	7,842,215
28,300,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	28,653,750
3,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	3,277,344
19,875,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	20,245,569
16,825,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	18,278,848
15,100,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	14,939,563
6,050,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	6,144,531
27,525,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	28,608,797
9,850,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	10,551,813
46,050,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	47,172,469
4,575,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	4,729,406
38,675,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	40,777,953
9,025,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	9,413,165
	TOTAL	240,635,423
	Construction Machinery— 0.6%
14,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	15,167,047
11,825,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	12,431,031
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,872,703
9,775,000	United Rentals North America, Inc., Term Loan - 2nd Lien, 3.875%, 11/15/2027	10,141,563
8,625,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	8,727,422
2,900,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,055,121
	TOTAL	51,394,887
	Consumer Cyclical Services— 1.8%
19,800,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	20,740,500
63,750,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	68,101,575
14,900,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	14,564,750
7,375,000	Go Daddy Operating Co. LLC / GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	7,739,140
48,126,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	51,455,838
4,175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	4,350,705
	TOTAL	166,952,508
	Consumer Products— 0.9%
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	10,365,795
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Products— continued
$ 18,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	$18,476,025
8,975,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	9,248,020
8,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	9,102,578
3,700,000	Newell Brands, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2025	4,010,985
5,325,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	5,541,328
30,500,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	31,224,375
	TOTAL	87,969,106
	Diversified Manufacturing— 1.6%
4,475,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	4,725,869
2,600,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	2,711,046
3,575,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	3,768,282
5,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	5,863,875
52,750,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	54,288,717
5,000,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	5,361,550
4,300,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	4,300,000
8,525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	9,196,983
23,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	25,319,795
12,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	12,687,992
17,825,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	18,270,625
	TOTAL	146,494,734
	Environmental— 0.1%
13,575,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	13,065,937
	Finance Companies— 1.8%
3,750,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	3,828,112
9,025,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	8,440,360
1,475,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	1,475,922
24,450,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	24,327,750
2,400,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 3/25/2021	2,430,756
3,250,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	3,323,125
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,315,078
13,575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	13,795,594
50,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	52,531
5,575,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	5,662,054
3,000,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 7.250%, 1/25/2022	3,103,125
3,075,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	3,179,024
11,450,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	11,299,719
17,325,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	17,086,781
25,200,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	26,387,802
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Finance Companies— continued
$ 40,550,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	$41,095,397
	TOTAL	169,803,130
	Food & Beverage— 2.8%
17,075,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	17,247,628
11,475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	11,665,141
25,400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	26,673,302
6,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	6,892,106
13,275,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	13,686,525
20,975,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	21,479,456
31,675,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	35,016,825
6,275,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	6,810,697
4,350,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	4,526,110
4,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	4,210,003
20,825,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	21,397,688
12,850,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	13,347,745
5,375,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	5,805,134
11,575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	12,233,328
36,825,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	38,673,983
19,475,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	19,438,484
	TOTAL	259,104,155
	Gaming— 3.9%
5,400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	5,918,130
8,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	8,040,202
17,950,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	18,649,511
16,975,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	17,454,544
2,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	3,053,094
3,000,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	3,080,640
16,900,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	17,373,200
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	23,277,375
21,450,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	20,429,731
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	5,118,264
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	2,979,174
3,875,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	4,187,712
11,450,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co- Issuer Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,672,817
3,300,000	MGM Resorts International, 6.000%, 3/15/2023	3,427,875
7,845,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	7,724,893
8,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	8,789,891
6,056,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	6,122,707
7,889,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	8,209,491
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$ 15,950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	$16,802,926
26,100,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	24,273,000
41,025,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	43,445,475
24,200,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	22,974,875
22,475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	22,404,766
3,200,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,107,664
12,775,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	12,959,663
2,675,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	2,673,328
1,675,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	1,682,069
8,300,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	8,414,125
13,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	14,105,186
12,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	13,008,750
	TOTAL	361,361,078
	Health Care— 7.3%
4,125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	4,260,300
3,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	3,724,703
20,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	20,703,594
28,650,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	29,399,054
30,750,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	31,901,587
4,925,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	5,147,364
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	5,312,891
33,625,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	33,372,812
8,125,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	7,943,000
2,050,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,060,250
12,500,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	12,710,938
43,850,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	43,356,687
4,050,000	HCA, Inc., 5.000%, 3/15/2024	4,538,333
28,225,000	HCA, Inc., 5.875%, 2/15/2026	31,929,531
1,575,000	HCA, Inc., 5.875%, 5/1/2023	1,711,167
42,550,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	43,510,482
31,525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	34,955,393
9,400,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	10,580,875
5,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	6,061,770
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Health Care— continued
$ 4,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	$5,331,332
13,475,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	13,990,688
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,867,979
13,850,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	14,681,000
6,950,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	6,895,860
31,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	34,101,000
15,925,000	MEDNAX Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	16,442,881
30,475,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	29,903,594
2,625,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	2,593,828
43,825,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	27,202,177
2,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	2,667,938
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,861,464
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,165,622
5,725,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	5,818,031
12,875,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	13,076,759
16,425,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	16,953,885
8,650,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	8,993,405
1,150,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,240,419
18,050,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	17,886,648
10,000,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	10,179,017
11,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	11,044,969
16,600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	17,521,964
21,250,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	21,767,969
8,225,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	8,727,219
45,975,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	46,750,828
	TOTAL	685,847,207
	Health Insurance— 1.5%
32,125,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	33,842,403
23,200,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	24,592,000
11,275,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	11,722,651
6,675,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	6,866,906
10,325,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	10,740,426
25,000,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	26,370,375
20,300,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	22,127,609
5,950,000	Centene Corp., Sr. Unsecd. Note, Series*, 4.750%, 1/15/2025	6,121,063
	TOTAL	142,383,433
	Independent Energy— 4.6%
4,575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	3,439,828
1,850,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,720,500
9,225,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	7,760,531
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Independent Energy— continued
$ 3,550,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	$3,376,938
9,350,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	8,789,000
5,700,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	5,053,050
4,378,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	4,268,550
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	6,196,083
12,793,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	4,637,463
6,850,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	1,668,386
11,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	4,356,750
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	1,769,396
11,675,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	4,324,478
14,159,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	2,109,691
1,900,000	[1,2]	Chesapeake Energy Corp., 5.750%, 3/15/2023	104,500
10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	521,469
9,100,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	8,196,461
31,025,000		Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	30,567,536
2,825,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	2,844,422
10,800,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	11,221,200
6,725,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	6,987,678
2,400,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	2,400,000
17,250,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	19,214,689
10,275,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	12,779,531
6,375,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	3,490,313
5,825,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	3,247,438
2,100,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,172,063
4,425,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	2,433,750
9,625,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	9,942,288
3,925,000	[1,2]	Oasis Petroleum Inc., 6.875%, 1/15/2023	861,047
12,066,000	[1,2]	Oasis Petroleum Inc., 6.875%, 3/15/2022	2,395,101
9,550,000	[1,2]	Oasis Petroleum Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	2,101,000
15,950,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	13,302,300
8,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	6,582,187
6,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	5,017,952
11,875,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	9,555,812
5,800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	3,800,740
12,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	8,229,609
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Independent Energy— continued
$ 14,300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	$9,607,812
2,525,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	1,735,407
13,725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	12,098,587
13,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	10,874,100
15,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	13,913,130
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,359,175
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.500%, 5/1/2031	1,235,250
10,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	10,257,187
22,750,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	22,309,219
3,550,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	3,665,375
2,025,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	2,074,359
6,750,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	7,190,437
8,600,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	8,379,625
15,050,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	14,212,844
10,025,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	7,984,912
10,950,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	6,975,150
11,100,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	11,782,650
11,994,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	11,176,909
4,821,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	4,686,470
5,075,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	2,550,188
5,575,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,209,679
2,900,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,095,925
7,225,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	2,807,346
9,925,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	10,266,172
10,900,000	[1,2,4]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	61,313
6,925,000		WPX Energy Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	6,658,387
7,925,000		WPX Energy Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	7,961,455
502,000		WPX Energy Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	522,080
4,125,000		WPX Energy Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	4,242,563
3,775,000		WPX Energy Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	3,864,732
		TOTAL	431,198,168
		Industrial - Other— 0.5%
4,200,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	4,270,875
9,550,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	10,188,656
11,050,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	11,485,094
19,750,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	20,363,731
		TOTAL	46,308,356
		Insurance - P&C— 4.3%
6,575,000		Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	6,890,600
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Insurance - P&C— continued
$ 46,775,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	$49,192,800
48,900,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	52,374,834
16,650,000	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	16,566,750
31,300,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	32,023,499
17,725,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	18,921,438
108,400,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	111,218,942
2,975,000	NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	3,159,078
61,500,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	59,731,875
49,075,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	50,086,681
	TOTAL	400,166,497
	Leisure— 0.5%
2,425,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	2,234,795
1,675,000	SeaWorld Parks & Entertainment, Inc., 144A, 9.500%, 8/1/2025	1,761,891
23,800,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	22,170,890
4,950,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	5,250,094
1,400,000	Vail Resorts, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	1,471,750
2,875,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	2,252,979
10,975,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	9,522,843
	TOTAL	44,665,242
	Lodging— 0.7%
3,550,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	3,672,049
13,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	13,651,040
3,700,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2024	3,693,137
15,550,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	15,799,733
4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	4,998,531
25,000	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	25,323
6,250,000	RHP Hotel Property/RHP Finance Corp., Series WI, 4.750%, 10/15/2027	5,786,312
5,200,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	5,178,133
9,175,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	9,306,891
	TOTAL	62,111,149
	Media Entertainment— 6.5%
4,875,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 12/15/2022	4,885,847
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 22,150,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	$22,150,000
11,275,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	11,345,469
18,025,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	15,017,078
11,675,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	10,877,773
14,625,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	8,546,484
27,800,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	11,571,750
24,925,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	21,775,477
1,060,000	Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	1,081,529
6,900,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,452,000
15,225,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	15,034,687
20,825,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	21,714,540
10,825,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	10,356,169
7,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	7,217,875
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	5,531,237
52,029,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	50,836,346
4,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	4,042,500
7,200,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	7,506,000
50,000	Lamar Media Corp., Sr. Unsecd. Note, 5.750%, 2/1/2026	51,824
23,575,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	24,116,518
14,475,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	15,013,832
10,000,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	10,437,000
16,825,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	16,982,734
41,400,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	43,224,291
10,777,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	10,793,166
15,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	16,207,931
8,800,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	9,124,500
10,650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	11,215,781
1,225,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,127,000
4,150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	4,243,375
17,875,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	17,405,781
14,475,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	14,472,819
20,175,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	19,014,937
27,300,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	26,965,302
12,950,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	12,859,350
4,550,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	4,680,813
41,625,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	42,184,440
56,875,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	58,246,825
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 8,425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	$8,493,748
	TOTAL	603,804,728
	Metals & Mining— 1.3%
17,875,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	17,895,467
13,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	13,292,500
6,700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	7,045,452
9,150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	9,567,469
17,325,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	18,525,189
7,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	7,861,894
6,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	6,787,605
19,350,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	22,192,031
22,025,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	22,892,235
	TOTAL	126,059,842
	Midstream— 7.4%
9,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	9,920,625
3,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,274,875
6,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,674,451
17,100,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	18,770,413
33,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	29,984,640
27,450,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	24,756,469
18,800,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	17,628,760
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	700,000
10,575,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	10,033,031
15,050,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	14,325,719
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,820,743
13,050,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	14,781,894
24,475,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	24,940,025
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	9,240,300
10,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	10,873,757
18,200,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	18,814,250
32,650,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	33,257,290
14,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	15,096,769
8,775,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	9,005,344
2,125,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	2,117,466
23,175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	23,519,844
15,875,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	15,044,658
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	576,078
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$ 10,900,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	$10,855,746
15,825,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	14,826,047
24,900,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	24,459,643
7,050,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	7,108,727
11,100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	10,980,286
9,675,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	9,753,609
10,725,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	11,040,047
15,500,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	15,718,007
9,225,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	9,397,000
16,750,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	17,304,844
21,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	17,098,812
19,675,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	12,811,278
6,525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	6,560,463
8,025,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	8,354,507
14,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	14,074,704
25,525,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	25,700,484
23,300,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	23,052,437
5,950,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	5,983,409
16,800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	16,835,364
15,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	15,940,760
13,250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	13,539,844
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,410,000
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	7,898,429
8,225,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	8,240,422
8,275,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	7,695,750
4,375,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	4,210,938
39,375,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	31,893,750
3,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	3,130,641
5,550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	4,495,500
2,000,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.100%, 2/1/2025	1,887,420
9,325,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	8,858,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Midstream— continued
$ 3,825,000		Western Midstream Operating, LP, Sr. Unsecd. Note, 6.250%, 2/1/2050	$3,520,301
		TOTAL	695,795,320
		Oil Field Services— 1.3%
12,275,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	11,876,062
27,250,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	26,773,125
13,000,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	5,094,375
2,750,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,053,594
7,100,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	4,498,276
1,550,000		Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	1,008,469
7,900,000		Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	5,870,688
14,775,000	[5]	Sesi LLC, 7.125%, 12/15/2021	3,472,125
20,050,000	[5]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	4,711,750
14,175,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	4,730,906
21,225,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	21,371,452
32,650,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	32,437,285
		TOTAL	122,898,107
		Packaging— 5.7%
42,625,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	43,370,937
16,650,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	17,161,321
18,250,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	18,810,457
23,725,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	24,549,444
22,800,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	22,572,000
75,000		Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	83,563
14,700,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	15,413,612
9,025,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,458,381
9,067,000		Berry Plastics Corp., 5.125%, 7/15/2023	9,189,405
19,625,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	19,661,110
53,375,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	51,557,581
10,100,000		Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,514,706
50,000		Crown Americas LLC, 4.500%, 1/15/2023	52,125
750,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	799,125
45,125,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	44,504,531
54,575,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	55,279,017
5,225,000		Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	5,489,516
10,700,000		Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	11,220,502
6,775,000		Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	7,140,850
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Packaging— continued
$ 26,475,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	$29,139,047
5,075,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	5,452,453
36,575,000	Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	37,169,344
6,550,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	6,906,156
9,775,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	10,263,750
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.125%, 12/1/2024	2,079,313
1,625,000	Silgan Holdings, Inc., Sr. Unsecd. Note, Series WI, 4.125%, 2/1/2028	1,691,950
20,175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	20,097,225
17,500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	18,462,500
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,712,906
29,475,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	31,596,463
	TOTAL	537,399,290
	Paper— 0.5%
10,050,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	10,119,094
21,916,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	23,107,682
9,900,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	9,918,563
3,625,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	3,635,150
3,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	3,537,820
	TOTAL	50,318,309
	Pharmaceuticals— 3.1%
6,400,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,581,120
5,050,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,425,594
11,450,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	11,876,513
11,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	11,232,301
2,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,311,507
2,013,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	2,014,258
708,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	706,782
55,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	56,646,450
27,675,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	28,560,600
24,725,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	26,661,338
20,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	22,745,197
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	12,238,860
14,300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	15,784,340
3,200,000	Emergent BioSolutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2028	3,222,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Pharmaceuticals— continued
$ 20,485,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 6.000%, 6/30/2028	$15,845,147
13,409,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	14,409,110
15,425,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	15,959,013
10,325,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	10,774,757
39,700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	13,498,000
17,600,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	5,720,000
4,050,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	4,298,306
		TOTAL	286,511,193
		Restaurant— 1.9%
1,825,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,841,425
13,900,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	14,097,241
28,383,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	29,102,509
13,575,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	13,866,862
4,775,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	4,751,125
77,225,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	76,838,875
8,850,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,184,265
10,400,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	11,171,784
7,825,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	8,100,440
1,350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	1,484,595
7,475,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	7,353,531
		TOTAL	177,792,652
		Retailers— 0.5%
4,150,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	4,157,955
8,250,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	8,932,935
18,400,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	18,983,096
9,587,482	[6]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	6,759,175
4,225,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	4,444,172
		TOTAL	43,277,333
		Supermarkets— 0.8%
9,800,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	9,640,750
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Supermarkets— continued
$ 16,300,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	$15,837,080
3,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	4,039,780
5,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	5,878,505
9,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	10,987,762
29,840,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	30,862,617
	TOTAL	77,246,494
	Technology— 6.6%
22,000,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	23,333,750
10,150,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	10,682,875
10,275,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	10,416,281
10,650,000	BY Crown Parent LLC / BY Bond Finance Inc., 144A, 4.250%, 1/31/2026	10,796,437
9,125,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	9,102,187
8,675,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	8,675,000
4,450,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	4,609,933
10,500,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	11,622,187
60,750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	63,014,760
2,050,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	2,123,031
6,025,000	Financial & Risk US Holdings Inc., 144A, 6.250%, 5/15/2026	6,446,780
40,475,000	Financial & Risk US Holdings Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	44,166,320
6,300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	6,450,255
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,741,605
27,300,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	27,672,508
20,750,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	21,061,250
11,525,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	11,951,946
15,000,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	15,693,750
9,225,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	9,150,047
14,725,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	14,605,359
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,195,000
11,550,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	12,118,144
5,850,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	6,442,313
12,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	12,701,391
7,175,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	7,309,531
7,225,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	7,351,438
5,575,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	5,794,321
4,400,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	4,556,750
6,925,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	7,020,219
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 20,750,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	$22,282,180
3,700,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	3,882,336
5,000,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	5,234,375
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,831,646
11,425,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	11,846,297
4,450,000	Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	4,411,063
38,250,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	40,701,060
3,776,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	4,047,400
26,625,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	29,873,649
68,950,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	70,053,200
13,800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	14,229,801
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	53,094
19,150,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	19,443,952
2,225,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	2,399,218
	TOTAL	618,094,639
	Transportation Services— 0.3%
12,725,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	11,993,312
16,800,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	17,461,500
	TOTAL	29,454,812
	Utility - Electric— 2.5%
13,125,000	Calpine Corp., 144A, 4.500%, 2/15/2028	13,374,375
11,025,000	Calpine Corp., 144A, 5.250%, 6/1/2026	11,340,536
6,775,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	6,850,948
6,625,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	6,773,731
7,575,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	7,821,339
4,175,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	4,368,094
43,200,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	45,657,000
7,575,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	8,226,942
14,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	15,124,326
8,525,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	9,023,627
5,125,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,522,188
7,850,000	Pattern Energy Operations LP / Pattern Energy Operations Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	8,199,364
2,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	3,007,156
11,875,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,768,000
27,175,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	29,884,347
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 10,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	$11,244,500
9,250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,585,313
21,275,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	22,210,249
		TOTAL	230,982,035
		Wireless Communications— 2.3%
8,075,000		Altice France SA, 144A, 8.125%, 2/1/2027	8,790,808
46,825,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	48,922,760
12,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	15,978,516
23,050,000		Sprint Corp., 7.125%, 6/15/2024	26,541,153
13,775,000		Sprint Corp., 7.875%, 9/15/2023	15,746,547
19,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	23,460,219
7,450,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	9,077,713
2,325,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	2,491,516
1,800,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,848,375
10,525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	11,289,608
7,875,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	8,096,406
1,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,069,375
20,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	20,025,000
4,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	4,585,275
13,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	14,214,281
		TOTAL	212,137,552
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,744,737,860)	8,681,703,455
		FLOATING RATE LOANS— 0.2%
		Health Care— 0.1%
13,456,883	[6]	Envision Healthcare Corp., Term Loan - 1st Lien, Series B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	9,083,396
		Independent Energy— 0.1%
9,122,000	[6]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (1-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	9,675,021
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $32,448,909)	18,758,417
		COMMON STOCKS— 0.1%
		Chemicals— 0.0%
342,645	[2]	Hexion Holdings Corp.	3,520,677
		Independent Energy— 0.1%
343,383	[2]	Whiting Petroleum Corp.	5,013,392
		Media Entertainment— 0.0%
141,935	[2]	iHeartMedia, Inc.	1,166,705
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS— continued
		Retailers— 0.0%
975,623	[2]	Party City Holdco, Inc.	$1,941,490
		TOTAL COMMON STOCKS (IDENTIFIED COST $22,743,285)	11,642,264
		INVESTMENT COMPANIES— 6.4%
466,813,362		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[7]	467,000,087
21,660,504		High Yield Bond Portfolio	131,695,865
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $612,247,751)	598,695,952
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $9,412,177,805)[8]	9,310,800,088
		OTHER ASSETS AND LIABILITIES - NET—0.4%[9]	36,487,558
		TOTAL NET ASSETS—100%	$9,347,287,646
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Value as of 10/31/2019	$289,532,239	$244,527,970	$534,060,209
Purchases at Cost	$2,663,207,774	$—	$2,663,207,774
Proceeds from Sales	$(2,485,858,544)	$(91,000,000)	$(2,576,858,544)
Change in Unrealized Appreciation/ Depreciation	$(149,031)	$(2,255,423)	$(2,404,454)
Net Realized Gain/(Loss)	$267,649	$(19,576,682)	$(19,309,033)
Value as of 10/31/2020	$467,000,087	$131,695,865	$598,695,952
Shares Held as of 10/31/2020	466,813,362	21,660,504	488,473,866
Dividend Income	$3,010,271	$10,899,124	$13,909,395
Gain Distributions Received	$768	N/A	$768

1	Issuer in default.
2	Non-income-producing security.
3	Subsequent to October 31, 2020, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	The company announced it intends to restructure through a Chapter 11 filing.
6	Floating/variable note with current rate and current maturity or next reset date shown.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $9,425,845,932.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$8,681,642,142	$61,313	$8,681,703,455
Floating Rate Loans	—	18,758,417	—	18,758,417
Equity Securities:
Common Stocks
Domestic	11,642,264	—	—	11,642,264
Investment Companies	598,695,952	—	—	598,695,952
TOTAL SECURITIES	$610,338,216	$8,700,400,559	$61,313	$9,310,800,088

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.78	$9.56	$10.09	$9.84	$9.61
Income From Investment Operations:
Net investment income	0.52	0.56	0.56	0.56	0.57
Net realized and unrealized gain (loss)	(0.21)	0.24	(0.52)	0.25	0.23
Total From Investment Operations	0.31	0.80	0.04	0.81	0.80
Less Distributions:
Distributions from net investment income	(0.52)	(0.58)	(0.57)	(0.56)	(0.57)
Redemption Fees	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net Asset Value, End of Period	$9.57	$9.78	$9.56	$10.09	$9.84
Total Return[2]	3.39%	8.60%	0.39%	8.38%	8.76%
Ratios to Average Net Assets:
Net expenses[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.48%	5.77%	5.66%	5.62%	6.01%
Expense waiver/reimbursement[4]	0.06%	0.05%	0.06%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,287,623	$5,773,584	$5,037,890	$5,588,643	$5,411,907
Portfolio turnover	32%	26%	22%	23%	23%

1	Represents less than $0.01.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,				Period Ended 10/31/2016[1]
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.79	$9.56	$10.10	$9.84	$9.44
Income From Investment Operations:
Net investment income	0.51	0.56	0.56	0.55	0.19
Net realized and unrealized gain (loss)	(0.21)	0.25	(0.53)	0.27	0.40
Total From Investment Operations	0.30	0.81	0.03	0.82	0.59
Less Distributions:
Distributions from net investment income	(0.52)	(0.58)	(0.57)	(0.56)	(0.19)
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$9.57	$9.79	$9.56	$10.10	$9.84
Total Return[3]	3.29%	8.72%	0.30%	8.49%	6.27%
Ratios to Average Net Assets:
Net expenses[4]	0.48%	0.48%	0.48%	0.49%	0.48%[5]
Net investment income	5.34%	5.80%	5.67%	5.56%	5.75%[5]
Expense waiver/reimbursement[6]	0.03%	0.02%	0.02%	0.03%	0.04%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,059,665	$1,142,761	$1,491,634	$1,272,467	$46,470
Portfolio turnover	32%	26%	22%	23%	23%[7]

1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at value including $598,695,952 of investment in affiliated holdings* (identified cost $9,412,177,805)	$9,310,800,088
Cash	371,788
Income receivable	134,838,448
Income receivable from affiliated holdings	685,493
Receivable for investments sold	4,516,851
Receivable for shares sold	18,574,188
Total Assets	9,469,786,856
Liabilities:
Payable for investments purchased	100,043,522
Payable for shares redeemed	15,762,152
Income distribution payable	5,698,892
Payable for investment adviser fee (Note 5)	184,458
Payable for administrative fee (Note 5)	39,703
Accrued expenses (Note 5)	770,483
Total Liabilities	122,499,210
Net assets for 976,818,564 shares outstanding	$9,347,287,646
Net Assets Consist of:
Paid-in capital	$9,582,654,072
Total distributable earnings (loss)	(235,366,426)
Total Net Assets	$9,347,287,646
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$6,287,622,779 ÷ 657,177,393 shares outstanding, no par value, unlimited shares authorized	$9.57
Class R6 Shares:
$3,059,664,867 ÷ 319,641,171 shares outstanding, no par value, unlimited shares authorized	$9.57

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Interest	$423,613,871
Dividends received from affiliated holdings*	13,909,395
TOTAL INCOME	437,523,266
Expenses:
Investment adviser fee (Note 5)	30,849,294
Administrative fee (Note 5)	6,035,116
Custodian fees	211,862
Transfer agent fees (Note 2)	3,167,394
Directors’/Trustees’ fees (Note 5)	36,821
Auditing fees	36,700
Legal fees	13,023
Portfolio accounting fees	215,472
Share registration costs	877,980
Printing and postage	338,355
Miscellaneous (Note 5)	59,807
TOTAL EXPENSES	41,841,824
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,965,145)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,909,389)
TOTAL WAIVER AND REIMBURSEMENTS	(3,874,534)
Net expenses	37,967,290
Net investment income	399,555,976
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(19,309,033) on sales of investments in affiliated holdings*)	(68,819,734)
Realized gain distribution from affiliated investment company shares*	768
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(2,404,454) on investments in affiliated holdings*)	(49,759,853)
Net realized and unrealized gain (loss) on investments	(118,578,819)
Change in net assets resulting from operations	$280,977,157

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$399,555,976	$374,288,568
Net realized gain (loss)	(68,818,966)	20,000,590
Net change in unrealized appreciation/depreciation	(49,759,853)	135,981,085
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	280,977,157	530,270,243
Distributions to Shareholders:
Institutional Shares	(318,738,214)	(317,012,653)
Class R6 Shares	(102,058,486)	(71,062,352)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(420,796,700)	(388,075,005)
Share Transactions:
Proceeds from sale of shares	5,024,049,992	2,598,607,473
Net asset value of shares issued to shareholders in payment of distributions declared	350,369,698	319,808,878
Cost of shares redeemed	(2,803,657,797)	(2,674,526,153)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,570,761,893	243,890,198
Redemption fees	—	735,415
Change in net assets	2,430,942,350	386,820,851
Net Assets:
Beginning of period	6,916,345,296	6,529,524,445
End of period	$9,347,287,646	$6,916,345,296
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
Prior to June 29, 2020, the name of the Trust and Fund was Federated Institutional Trust and Federated Institutional High Yield Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $3,874,534 is disclosed in various locations in this Note 2 and Note 5.
For the year ended October 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$2,998,835	$(1,909,389)
Class R6 Shares	168,559	—
TOTAL	$3,167,394	$(1,909,389)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	283,893,554	$2,668,575,787	206,747,219	$1,996,357,386
Shares issued to shareholders in payment of distributions declared	28,147,164	266,732,851	27,314,213	264,101,381
Shares redeemed	(245,192,847)	(2,238,015,462)	(170,807,647)	(1,641,487,423)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	66,847,871	$697,293,176	63,253,785	$618,971,344
	Year Ended 10/31/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	253,993,953	$2,355,474,205	62,581,573	$602,250,087
Shares issued to shareholders in payment of distributions declared	8,792,542	83,636,847	5,782,551	55,707,497
Shares redeemed	(59,931,217)	(565,642,335)	(107,552,205)	(1,033,038,730)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	202,855,278	$1,873,468,717	(39,188,081)	$(375,081,146)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	269,703,149	$2,570,761,893	24,065,704	$243,890,198
Annual Shareholder Report

Redemption Fees
Prior to June 30, 2019, the Fund imposed a 2.00% redemption fee to shareholders of the Fund’s Institutional Shares and Class R6 Shares who redeemed shares held for 90 days or less. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended October 31, 2019, the redemption fees for Institutional Shares and Class R6 Shares amounted to $595,044 and $140,371, respectively.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$420,796,700	$388,075,005
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$8,077,796
Unrealized depreciation	$(115,045,843)
Capital loss carryforwards	$(128,398,379)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
At October 31, 2020, the cost of investments for federal tax purposes was $9,425,845,932. The net unrealized depreciation of investments for federal tax purposes was $115,045,844. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $258,575,177 and net unrealized depreciation from investments for those securities having an excess of cost over value of $373,621,021.
As of October 31, 2020, the Fund had a capital loss carryforward of $128,398,379 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$128,398,379	$128,398,379
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended October 31, 2020, the Adviser voluntarily waived $1,681,602 of its fee and voluntarily reimbursed $1,909,389 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2020, the Adviser reimbursed $283,543.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

Interfund Transactions
During the year ended October 31, 2020, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $15,031,161.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2020, were as follows:
Purchases	$4,731,248,178
Sales	$2,316,571,904
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2020, the Fund had no outstanding loans. During the year ended October 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2020, 83.56% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED HERMES INSTITUTIONAL HIGH YIELD BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional High Yield Bond Fund (formerly, Federated Institutional High Yield Bond Fund) (the “Fund”) (one of the portfolios constituting Federated Hermes Institutional Trust (formerly, Federated Institutional Trust) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Institutional Trust) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 1979.
Boston, Massachusetts
December 23, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,101.10	$2.59
Class R6 Shares	$1,000	$1,101.20	$2.54
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.67	$2.49
Class R6 Shares	$1,000	$1,022.72	$2.44

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Class R6 Shares	0.48%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Institutional High Yield Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL HIGH YIELD BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Annual Shareholder Report

Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Annual Shareholder Report

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Annual Shareholder Report

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Institutional Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Institutional High Yield Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
CUSIP 31420B847
29856 (12/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $95,740

Fiscal year ended 2019 - $97,990

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $122,735

Fiscal year ended 2019 - $606,377

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2020